Taxation (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Effective Tax Rates [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	4.00%	(1.00%)	1.00%
Effect of different tax rate of subsidiary operations in other jurisdiction	(15.00%)	(2.00%)	(1.00%)
Change in valuation allowance	36.00%	(21.00%)	(24.00%)
Effect of change in tax rate on deferred tax assets/liabilities	(0.00%)	(0.00%)	(1.00%)
Expiration of net operating loss	0.00%	(1.00%)	(0.00%)
Utilization (Recognition) of the unrecognized tax benefit	2.00%	(0.00%)	(3.00%)
Others	0.00%	(0.00%)	(0.00%)
Effective tax rate	52.00%	0.00%	(3.00%)